Property and equipment, net	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Property and equipment, net
9. Property and equipment, net

	As of December 31,
	2020	2021
	RMB	RMB	US$
Construction in progress	275,107,135	660,788,221	103,692,092
Leasehold improvements	40,451,833	169,217,493	26,553,917
Office and electronic equipment	6,214,684	9,856,959	1,546,772
Motor vehicles	5,621,019	10,204,623	1,601,328

Property and equipment, gross	327,394,671	850,067,296	133,394,109
Less accumulated depreciation	24,425,310	43,829,381	6,877,786

Less allowance	—	147,137,267	23,089,048

Property and equipment, net	302,969,361	659,100,648	103,427,275

Depreciation expense, for the years ended December 31, 2019, 2020 and 2021, was RMB 11 million, RMB 9 million and RMB 18 million (US$ 3 million), respectively.
As of December 31, 2019, 2020 and 2021, the interest cost incurred and capitalized was RM
B nil
,

RMB 3
million
and RMB
7

million (US$ 1 million), respectively.
During the fourth quarter of the fiscal year ended December 31, 2021, the Company determined that the carrying value of construction in progress and leasehold improvements was impaired. These assets had been recorded as part of the “Construction in progress” and “Leasehold improvements” category in the table above. The Company leased various properties in connection with the Company’s educational services business. According to the changes in the Company’s plan and executive management team that occurred during December, 2021, the Company expects that they will close part of the educational service activity centers and not sublease which is an impairment trigger. The Company’s undiscounted cash flow forecasts of the asset groups related to these educational service activity centers are below their carrying values. The Company has accordingly recorded a charge of RMB 42,544,996 of leasehold improvements and RMB 104,592,271 of construction in progress in the consolidated statement of comprehensive income for the year ended December 31, 2021.